Taxes (Details) - Singapore [Member]	12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)
Taxes [Line Items]
Percentage of tax rate	17.00%	17.00%
Maximum [Member]
Taxes [Line Items]
Tax rate in singapore	75.00%	75.00%
Tax amount	$ 190,000	$ 140,501
Minimum [Member]
Taxes [Line Items]
Tax rate in singapore	50.00%	50.00%
Tax amount	$ 10,000	$ 7,395